Other liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Liabilities Tables [Line Items]
Disclosure Of Other Financial Liabilities Measured At Amortized Cost Explanatory

USD m 31.12.23 31.12.22
Other accrued expenses 3,270 1,760
Accrued interest expenses 6,692 1,949
Settlement and clearing accounts 1,519 1,075
Lease liabilities 5,502 3,334
Other

3,868 1,457
Total other financial liabilities measured at amortized cost 20,851 9,575 of which: Credit Suisse
1
8,386
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Other Financial Liabilities Designated At Fair Value Explanatory

USD m 31.12.23 31.12.22
Financial liabilities related to unit-linked investment contracts 15,992 13,221
Securities financing transactions 7,416 15,333
Over-the-counter debt instruments and other 6,076 1,684
Total other financial liabilities designated at fair value 29,484 30,237 of which: Credit Suisse
1
5,114
1 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.

Disclosure Of Other Non Financial Liabilities Explanatory

USD m 31.12.23 31.12.22
Compensation-related liabilities 9,746 6,822
of which: Deferred Contingent Capital Plan 1,709 1,614
of which: financial advisor compensation plans 1,483 1,463
of which: other compensation plans 4,723 2,680
of which: net defined benefit liability 796 469
of which: other compensation-related liabilities
1
1,035 596
Current tax liabilities 1,460 1,071
Deferred tax liabilities 325 236
VAT,

withholding tax and other tax payables
1,120 592
Deferred income 635 235
Other 802 84
Total other non-financial liabilities 14,089 9,040
of which: Credit Suisse
2
4,672
1

Includes liabilities for payroll taxes and untaken vacation.

2 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.